Securities - Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	$ 621,588	$ 744,050
Debt securities, available-for-sale, unrealized gains	343	464
Debt securities, available-for-sale, unrealized losses	62,749	65,164
Securities available for sale	559,182	679,350
U.S. agency
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	8,858	10,299
Debt securities, available-for-sale, unrealized gains	1	5
Debt securities, available-for-sale, unrealized losses	700	797
Securities available for sale	8,159	9,507
U.S. agency residential mortgage-backed
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	80,589	90,195
Debt securities, available-for-sale, unrealized gains	47	3
Debt securities, available-for-sale, unrealized losses	9,499	8,981
Securities available for sale	71,137	81,217
U.S. agency commercial mortgage-backed
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	12,821	13,706
Debt securities, available-for-sale, unrealized gains	0	0
Debt securities, available-for-sale, unrealized losses	1,180	1,409
Securities available for sale	11,641	12,297
Private label mortgage-backed
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	74,268	93,527
Debt securities, available-for-sale, unrealized gains	263	249
Debt securities, available-for-sale, unrealized losses	4,496	7,307
Securities available for sale	70,035	86,469
Other asset backed
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	39,232	114,867
Debt securities, available-for-sale, unrealized gains	18	3
Debt securities, available-for-sale, unrealized losses	734	1,939
Securities available for sale	38,516	112,931
Obligations of states and political subdivisions
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	330,874	341,177
Debt securities, available-for-sale, unrealized gains	14	204
Debt securities, available-for-sale, unrealized losses	42,097	38,644
Securities available for sale	288,791	302,737
Corporate
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	73,960	79,296
Debt securities, available-for-sale, unrealized gains	0	0
Debt securities, available-for-sale, unrealized losses	4,039	6,046
Securities available for sale	69,921	73,250
Trust preferred
Debt Securities, Available-for-sale [Abstract]
Total securities available-for-sale, amortized cost	986	983
Debt securities, available-for-sale, unrealized gains	0	0
Debt securities, available-for-sale, unrealized losses	4	41
Securities available for sale	$ 982	$ 942